INCOME TAXES (Significant Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets:
Net Operating Loss Carryforwards	$ 6,866	$ 7,418
Capital Loss Carryforwards	2,432	2,432
Tax Credit Carryforwards	131	124
Accounts Receivable	4	55
Inventory	361	431
Warranty Reserve	65	34
Property, Equipment and Intangibles	1,176	1,451
Accrued Expenses and Other	0	17
Total Gross Deferred Tax Assets	11,035	11,962
Valuation Allowance	(9,093)	(11,962)
Total Net Deferred Tax Assets	$ 1,942	$ 0